Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)									1 Months Ended				3 Months Ended	6 Months Ended			12 Months Ended
	Jul. 23, 2020	Jul. 02, 2020	Apr. 16, 2020	Jan. 18, 2020	Oct. 25, 2018	Oct. 18, 2018	Jun. 27, 2018	Jun. 26, 2018	Dec. 31, 2019	Oct. 25, 2018	Oct. 18, 2018	Jun. 27, 2018	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Aug. 05, 2020
Stock Issued During Period, Value, New Issues																$ 232,255,500
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 11.50				$ 11.50	$ 11.50			$ 11.50
Proceeds from Issuance Initial Public Offering														$ 4,880,000			$ 4,880,000
Share Price					$ 10.00				$ 12.00	$ 10.00			$ 12.00	$ 12.00			$ 12.00
Business Acquisition, Description of Acquired Entity														The proceeds held in the Trust Account were invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination, (ii) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s Second Amended and Restated Certificate of Incorporation (as amended, the “Second Amended and Restated Certificate of Incorporation”) to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination within the time provided in the Second Amended and Restated Certificate of Incorporation or to provide for redemption in connection with a Business Combination and (iii) the redemption of the Company’s Public Shares if the Company is unable to complete a Business Combination within the time provided in the Second Amended and Restated Certificate of Incorporation, subject to applicable law.			The proceeds held in the Trust Account were invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination, (ii) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s Second Amended and Restated Certificate of Incorporation (the “Second Amended and Restated Certificate of Incorporation”) to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination within 18 months from the closing of its Initial Public Offering or to provide for redemption in connection with a Business Combination and (iii) the redemption of the Company’s Public Shares if the Company is unable to complete a Business Combination within 18 months from the closing of its Initial Public Offering, subject to applicable law
Description Of Business Combination														fair market value equal to at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting commissions).			fair market value equal to at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting commissions)
Business Combination Percentage of Voting Interests Description														company owns or acquires 50% or more			acquires 50% or more of the outstanding voting securities of the target
Business Combination Tangible Assets Net									$ 5,000,001				$ 5,000,001	$ 5,000,001			$ 5,000,001
Percentage Of Public Shares To Be Redeemed														100.00%			100.00%
Investment income released from Trust Account									1,100,000					$ 440,000	$ 947,145		$ 1,141,945
Cash and Cash Equivalents, at Carrying Value									698,000				383,000	383,000			698,000
Working capital surplus														$ 96,000			$ 699,000
Effect Of Incompletion Of Business Combination														(i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law			(i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law
Interest Paid, Including Capitalized Interest, Operating and Investing Activities														$ 100,000			$ 100,000
Period to complete Business Combination														18 months
Number of shares redeemed			12,921,275
Amount withdrawn from Trust Account to pay for redemption of shares			$ 132,100,000
Amount remaining in the Company's Trust Account to consummate a Business Combination			$ 117,100,000
Gain (Loss) on Sale of Trust Assets to Pay Expenses														$ 2,700,000			5,200,000
Borrowings under the Working Capital Loans									$ 0				$ 0	$ 0			$ 0
Common Stock, Par or Stated Value Per Share									$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Sponsor
Stock Issued During Period, Shares, New Issues								8,625,000				8,625,000
Stock Issued During Period, Value, New Issues							$ 25,000	$ 25,000				$ 25,000		$ 25,000
Proceeds from Related Party Debt														130,100			$ 130,100
Investment income released from Trust Account														$ 1,600,000
Graf Acquisition Llc | Sponsor Agreement
Number of trading days														20 days
Total trading-day period														30 days
Founder shares retained														2,507,000
Earnout founder shares														275,000
Forfeiture of founder shares														3,519,128
Stock price level														$ 12.00
Number of trading days for stock price level														30 days
Total number of trading days considered after the merger for stock price level														150 days
Trust Account
Share Price					10.00					10.00
IPO
Stock Issued During Period, Shares, New Issues						22,500,000					22,500,000			24,376,512			24,376,512
Stock Issued During Period, Value, New Issues						$ 225,000,000					$ 225,000,000
Share Price					$ 10.00					$ 10.00
Underwriting Commissions Incurred						$ 4,500,000					$ 4,500,000
Over-Allotment Option
Stock Issued During Period, Shares, New Issues					1,876,512					1,876,512				1,876,512			1,876,512
Stock Issued During Period, Value, New Issues					$ 18,800,000					$ 18,800,000
Underwriting Commissions Incurred					400,000					400,000
Private Placement
Number Of Warrants Issued													14,150,605	14,150,605			14,150,605
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.50				$ 0.50	$ 0.50			$ 0.50
Proceeds from Issuance of Warrants													$ 7,080,000.00	$ 7,080,000.00			$ 7,080,000.00
Proceeds from Issuance Initial Public Offering					$ 243,800,000					$ 243,800,000
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues				28,895,338
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 11.50
Number of shares redeemed	1,105
Amount withdrawn from Trust Account to pay for redemption of shares	$ 11,000
Amount remaining in the Company's Trust Account to consummate a Business Combination	$ 117,100,000
Subsequent Event [Member] | Graf Acquisition Llc | Merger Agreement | Velodyne Lidar Inc | Velodyne Equity Shareholders
Share Price		$ 10.25
Common Stock, Par or Stated Value Per Share		$ 0.0001
Shares issuable in respect of vested equity awards		143,575,763
Aggregate amount of common stock agreed to exchange in cash		$ 50,000,000
Additional Shares of Common Stock if all Equity Holders Elect to Receive Shares		4,878,048
Expected Percentage of Ownership Interest on Issued and Outstanding Capital		83.40%
Amount of Cash used to Repurchase Shares		$ 50,000,000
Additional Shares of Common Stock Entitled to Receive		2,000,000
Minimum Closing Trading Price of Common Stock to Receive Shares		$ 15.00
Number of trading days		20 days
Total trading-day period		30 days
Founder shares retained		2,507,000
Earnout founder shares		275,000
Consideration for forfeiture of founder shares		$ 0
Common stock held in trust account		$ 200,000,000
Subsequent Event [Member] | Common Class A [Member] | Graf Acquisition Llc | Merger Agreement | Velodyne Lidar Inc | Velodyne Equity Shareholders
Common Stock, Par or Stated Value Per Share		$ 0.0001
Subsequent Event [Member] | Series A Preferred Stock [Member] | Graf Acquisition Llc | Merger Agreement | Velodyne Lidar Inc | Velodyne Equity Shareholders
Common Stock, Par or Stated Value Per Share		0.0001
Subsequent Event [Member] | Series B Preferred Stock [Member] | Graf Acquisition Llc | Merger Agreement | Velodyne Lidar Inc | Velodyne Equity Shareholders
Common Stock, Par or Stated Value Per Share		0.0001
Subsequent Event [Member] | Series B-1 Preferred Stock | Graf Acquisition Llc | Merger Agreement | Velodyne Lidar Inc | Velodyne Equity Shareholders
Common Stock, Par or Stated Value Per Share		$ 0.0001
Subsequent Event [Member] | Private Placement | Graf Acquisition Llc | Sponsor Agreement | Institutional Investors Including Sponsor
Aggregate number of shares agreed to issue or sell		950,000
Subsequent Event [Member] | Private Placement | Graf Acquisition Llc | Subscription Agreement | Institutional Investors Including Sponsor
Aggregate number of shares agreed to issue or sell		15,000,000
Price per share		$ 10.00
Aggregate purchase price		$ 150,000,000
Percentage of ownership on outstanding common stock		34.30%
Common stock held in trust account		$ 50,000,000